MOHR GROWTH ETF

Ticker Symbol: MOHR

ADAPTIVE CORE ETF

Ticker Symbol: RULE

MINDFUL CONSERVATIVE ETF

Ticker Symbol: MFUL

MOHR SECTOR NAV ETF

Ticker Symbol: SNAV

MOHR INDUSTRY NAV ETF

Ticker Symbol: INAV

MOHR COMPANY NAV ETF

Ticker Symbol: CNAV

Primary Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

(each a series of the Collaborative Investment Series Trust)

Supplement dated August 30, 2024 to the Prospectus and Statement of Additional Information (“SAI”) of Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF dated February 1, 2024 and the Prospectus and SAI of Mohr Industry Nav ETF and Mohr Company Nav ETF dated December 4, 2023, as supplemented.

Effective immediately, dividends from net investment income, if any, are declared and paid quarterly by the Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF, Mohr Sector Nav ETF, Mohr Industry Nav ETF and Mohr Company Nav ETF (each a “Fund” and, collectively the “Funds”). Accordingly, the Prospectuses and SAIs are hereby revised as described below.

The first sentence of the second paragraph under the “Dividends, Other Distribution and Taxes” heading on page 41 of the Prospectus for Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF, and page 24 of the Prospectus for Mohr Industry Nav ETF and Mohr Company Nav ETF are revised to the following:

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by a Fund.

The first sentence of the first paragraph under the “Taxes on Distributions” heading on page 42 of the Prospectus for Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF, and page 25 of the Prospectus for Mohr Industry Nav ETF and Mohr Company Nav ETF are revised to the following:

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly by the Funds.

The second sentence of the fourth paragraph under the “Tax Status” heading on page 46 of the SAI for Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF, and page 42 of the SAI for Mohr Industry Nav ETF and Mohr Company Nav ETF are revised to the following:

Dividends from net investment income, if any, are declared and paid quarterly by a Fund.

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI dated February 1, 2024, for Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF and the Summary Prospectus, Prospectus and SAI dated December 4, 2023 for Mohr Industry Nav ETF and Mohr Company Nav ETF. Each Summary Prospectus, Prospectus and SAI provide information that you should know about the Funds before investing and should be retained for future references. These documents are available upon request and without charge by calling (866) 464-6608.